Hartford Series Fund, Inc.
690 Lee Road
Wayne, PA 19087

June 24, 2020

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hartford Series Fund, Inc. - Preliminary Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Hartford Series Fund, Inc., attached for filing by means of the EDGAR system is a preliminary registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”). This preliminary Form N-14 is being filed in connection with the reorganization of each Acquired Fund identified below into the corresponding Acquiring Fund identified below.

Acquired Fund	Corresponding Acquiring Fund
Hartford Global Growth HLS Fund*	Hartford Disciplined Equity HLS Fund*
Hartford Growth Opportunities HLS Fund**	Hartford Disciplined Equity HLS Fund*
Hartford MidCap Growth HLS Fund**	Hartford MidCap HLS Fund*
Hartford MidCap Value HLS Fund*	Hartford MidCap HLS Fund*
Hartford Value HLS Fund*	Hartford Dividend and Growth HLS Fund*
Hartford High Yield HLS Fund*	Hartford Total Return Bond HLS Fund*
Hartford U.S. Government Securities HLS Fund**	Hartford Ultrashort Bond HLS Fund*
*	The fund is a series of Hartford Series Fund, Inc.
**	The fund is a series of Hartford HLS Series Fund II, Inc.

No fees are required in connection with this filing. Please call the undersigned at 610-386-4077 with any questions regarding the attached.

Sincerely,

/s/ Lisa D. Zeises
Lisa D. Zeises
Assistant Secretary

cc:	John V. O’Hanlon, Esq.